Business Combinations	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Business Combinations
4.	BUSINESS COMBINATIONS

Acquisition of Woodstock Hydro

On October 31, 2015, Hydro One acquired 100% of the common shares of Woodstock Hydro, an electricity distribution company located in southwestern Ontario. The total purchase price for Woodstock Hydro was approximately $32 million.

The following table summarizes the preliminary determination of the fair value of the assets acquired and liabilities assumed:

(millions of Canadian dollars)
Cash and cash equivalents	3
Working capital	4
Property, plant and equipment	28
Intangible assets	1
Deferred income tax assets	2
Goodwill	17
Long-term debt	(17)
Other long-term liabilities	(2)
Post-retirement and post-employment benefit liability	(1)
Derivative instruments	(3)

32

The preliminary determination of the fair value of assets acquired and liabilities assumed has been based upon management’s preliminary estimates and certain assumptions with respect to the fair values of the assets acquired and liabilities assumed. Due to the timing of the transaction, the Company has not yet completed the final fair value measurements as at December 31, 2015. In addition, the purchase agreement provides for final purchase price adjustments based on agreed working capital and other balances at the acquisition date which have not yet been finalized. The Company will continue to review information and perform further analysis prior to finalizing the total purchase price and the fair values of the assets acquired and liabilities assumed. The actual total purchase price and the fair values of the assets acquired and liabilities assumed may differ from the amounts above.

Goodwill of approximately $17 million arising from the Woodstock Hydro acquisition consists largely of the synergies and economies of scale expected from combining the operations of Hydro One and Woodstock Hydro. All of the goodwill was assigned to Hydro One’s Distribution Business segment. Woodstock Hydro contributed revenues of $12 million and net income of $2 million to the Company’s consolidated financial results for the year ended December 31, 2015. All costs related to the acquisition have been expensed through the Consolidated Statements of Operations and Comprehensive Income. Woodstock Hydro’s financial information is not material to the Company’s consolidated financial results for the year ended December 31, 2015 and therefore, has not been disclosed on a pro forma basis.

Hydro One Brampton Spin-off

On August 31, 2015, Hydro One completed the spin-off of its subsidiary, Hydro One Brampton. The spin-off was accounted as a non-monetary, nonreciprocal transfer with the Province, based on its carrying values at August 31, 2015. Transactions that immediately preceded the spin-off as well as the spin-off were as follows:

•	Hydro One subscribed for 357 common shares of Hydro One Brampton for an aggregate subscription price of $53 million;

•	Hydro One transferred to a company wholly owned by the Province all the issued and outstanding shares of Hydro One Brampton as a dividend-in-kind; and all of the long-term intercompany debt in aggregate principal amount of $193 million plus accrued interest of $3 million owed by Hydro One Brampton to Hydro One as a return of stated capital of $196 million on its common shares.

In connection with the Hydro One Brampton spin-off, the following assets and liabilities of Hydro One Brampton were transferred:

(millions of Canadian dollars)
Working capital	33
Property, plant and equipment and intangibles (net)	360
Other long-term assets	6
Long-term liabilities	(205)

As a result of the spin-off, goodwill related to Hydro One Brampton of $60 million was eliminated from the Consolidated Balance Sheet.

Acquisition of Haldimand Hydro

On June 30, 2015, Hydro One acquired 100% of the common shares of Haldimand Hydro, an electricity distribution company located in southwestern Ontario. The final total purchase price for Haldimand Hydro was approximately $73 million.

The following table summarizes the determination of the fair value of the assets acquired and liabilities assumed:

(millions of Canadian dollars)
Cash and cash equivalents	3
Working capital	5
Property, plant and equipment	52
Deferred income tax assets	1
Goodwill	33
Long-term debt	(18)
Regulatory liabilities	(3)

73

The determination of the fair value of assets acquired and liabilities assumed has been based upon management’s estimates and certain assumptions with respect to the fair values of the assets acquired and liabilities assumed.

Goodwill of approximately $33 million arising from the Haldimand Hydro acquisition consists largely of the synergies and economies of scale expected from combining the operations of Hydro One and Haldimand Hydro. All of the goodwill was assigned to Hydro One’s Distribution Business segment. Haldimand Hydro contributed revenues of $32 million and net income of $6 million to the Company’s consolidated financial results for the year ended December 31, 2015. All costs related to the acquisition have been expensed through the Consolidated Statements of Operations and Comprehensive Income. Haldimand Hydro’s financial information is not material to the Company’s consolidated financial results for the year ended December 31, 2015 and therefore, has not been disclosed on a pro forma basis.

Acquisition of Norfolk Power

On August 29, 2014, Hydro One acquired 100% of the common shares of Norfolk Power, an electricity distribution and telecom company located in southwestern Ontario. Norfolk Power was a holding company for two subsidiaries, Norfolk Power Distribution Inc. (NPDI) and Norfolk Energy Inc. The total purchase price for Norfolk Power, net of the long-term debt assumed, was approximately $68 million. The purchase price was finalized in 2015, with no adjustments to the preliminary purchase price allocation as disclosed at December 31, 2014.

The following table summarizes the determination of the fair value of the assets acquired and liabilities assumed:

(millions of Canadian dollars)
Working capital	6
Property, plant and equipment	56
Deferred income tax assets	1
Goodwill	40
Bank indebtedness	(3)
Derivative instruments	(3)
Long-term debt	(26)
Post-retirement and post-employment benefit liability	(1)
Environmental liability	(1)
Long-term accounts payable and other liabilities	(1)

68

The determination of the fair values of assets acquired and liabilities assumed has been based upon management’s estimates and certain assumptions with respect to the fair values of the assets acquired and liabilities assumed.

Goodwill of approximately $40 million arising from the Norfolk Power acquisition consists largely of the synergies and economies of scale expected from combining the operations of Hydro One and Norfolk Power. All of the goodwill was assigned to Hydro One’s Distribution Business segment. Norfolk Power contributed revenues of $18 million and net income of less than $1 million to the Company’s consolidated financial results for the year ended December 31, 2014. All costs related to the acquisition have been expensed through the Consolidated Statements of Operations and Comprehensive Income. Norfolk Power’s financial information was not material to the Company’s consolidated financial results for the year ended December 31, 2014 and therefore, has not been disclosed on a pro forma basis.

Other

On November 6, 2015, Hydro One completed the spin-off of its subsidiary, Hydro One Telecom. The spin-off was accounted as a non-monetary, nonreciprocal transfer with Hydro One Limited, based on its carrying values at November 6, 2015. Hydro One transferred to Hydro One Limited all the issued and outstanding shares of Hydro One Telecom totalling $17 million, and all of the intercompany debt receivable held by Hydro One due from Hydro One Telecom and Hydro One Telecom Link Limited totalling $21 million, as a return of stated capital of $38 million on its common shares.

On November 6, 2015, Hydro One completed the spin-off of its subsidiary, MBSI. The spin-off was accounted as a non-monetary, nonreciprocal transfer with Hydro One Limited, based on its carrying values at November 6, 2015. Hydro One transferred to Hydro One Limited all the issued and outstanding shares of MBSI and all of the intercompany debt receivable held by Hydro One due from MBSI, as a return of stated capital of $3 million on its common shares.